International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net Income (Loss)	$ 411,768	$ 300,232	$ 253,922
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	34,576	21,651	7,955
Unrealized (gain) loss on equity securities with readily determinable fair values	(59)	721	123
Stock compensation expense	330	449	506
Increase (decrease) in other liabilities	10,757	42,018	(5,519)
Net cash provided by operating activities	474,432	387,941	291,681
Investing activities:
Net cash used in investing activities	(1,067,206)	(992,028)	(915,889)
Financing activities:
Redemption of long-term debt	(25,774)
Proceeds from stock transactions	1,167	1,537	2,414
Payments of cash dividends - common	(78,247)	(75,375)	(72,838)
Purchase of treasury stock	(4,611)	(52,048)	(716)
Net cash (used in) provided by financing activities	(843,892)	(517,431)	1,836,212
(Decrease) increase in cash and cash equivalents	(1,436,666)	(1,121,518)	1,212,004
Cash and cash equivalents at beginning of period	2,087,724	3,209,242	1,997,238
Cash and cash equivalents at end of period	651,058	2,087,724	3,209,242
Parent Company | Reportable Legal Entities
Operating activities:
Net Income (Loss)	411,768	300,232	253,922
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	500	437
Unrealized (gain) loss on equity securities with readily determinable fair values	(14)	36	(51)
Stock compensation expense	330	449	506
Increase (decrease) in other liabilities	4,911	1,743	(8,084)
Equity in undistributed net income of subsidiaries	(240,654)	(74,413)	(168,603)
Net cash provided by operating activities	176,841	228,484	77,690
Investing activities:
Net decrease (increase) in notes receivable	(20,170)	(32,556)	1,549
Increase in other assets and other investments	(33,285)	(43,343)	(11,787)
Net cash used in investing activities	(53,455)	(75,899)	(10,238)
Financing activities:
Redemption of long-term debt	(25,774)
Proceeds from stock transactions	1,167	1,537	2,414
Payments of cash dividends - common	(78,247)	(75,375)	(72,838)
Purchase of treasury stock	(4,611)	(52,048)	(716)
Net cash (used in) provided by financing activities	(107,465)	(125,886)	(71,140)
(Decrease) increase in cash and cash equivalents	15,921	26,699	(3,688)
Cash and cash equivalents at beginning of period	89,263	62,564	66,252
Cash and cash equivalents at end of period	$ 105,184	$ 89,263	$ 62,564